Note 15 - Income Tax - Reconciliation of Provision for Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Net loss for the year	$ (25,415)	$ (25,247)
Canadian statutory income tax rate	27.00%	27.00%
Expected tax recovery	$ (6,862)	$ (6,817)
Non-deductible permanent differences	2,543	1,645
Future withholding taxes	(29)	240
Change in unrecognized deferred tax assets	(6,246)	7,364
Other	511	(332)
Tax expense (recovery) for the year	$ (10,083)	$ 2,100